Vanguard Malvern Funds

Supplement to the Statement of Additional Information Dated January 27, 2012

Reorganization of Vanguard Asset Allocation Fund into Vanguard Balanced Index Fund

Effective as of the close of business on February 10, 2012, the reorganization of Vanguard Asset Allocation Fund into Vanguard Balanced Index Fund is complete. Any references to the Asset Allocation Fund in this Statement of Additional Information are hereby deleted.

Please retain this supplement for future reference.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 078B 022012